                                OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 11th Floor
                                  New York, NY 10281-1008

March 13, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:Oppenheimer AMT-Free Municipals
            Post-Effective Amendment No. 52 under the Securities Act
            and Amendment No. 40 under the Investment Company Act
            File Nos. 2-57116; 811-2668

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of  Additional  Information  that would have been filed  pursuant to Rule 497(c)
under the  Securities  Act  would  not have  differed  from  that  contained  in
Post-Effective  Amendment No. 52 to the Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on March 8, 2007.

                                    Very truly yours,

                                    /s/  Deborah A. Sullivan
                                    Deborah A. Sullivan
                                    Vice President and Assistant Counsel
                                    212.323.0602
                                    dsullivan@oppenheimerfunds.com

cc:  Mayer, Brown, Rowe & Maw, LLP
     KPMG LLP
     Gloria LaFond
     Nancy S. Vann